Rule 497(e)

          SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2008
                      Dated November 4, 2008

                FIRST DEFINED PORTFOLIO FUND, LLC

                   The Dow(R) DART 10 Portfolio
               The Dow(R) Target Dividend Portfolio
               Global Dividend Target 15 Portfolio
                    S&P(R) Target 24 Portfolio
                  NASDAQ(R) Target 15 Portfolio
                Value Line(R) Target 25 Portfolio
             First Trust Target Focus Four Portfolio
                   Target Managed VIP Portfolio

                   (collectively, the "Funds")



The principal office address and telephone number of the Funds, First Trust Advisors L.P. (the Funds' investment adviser) and First Trust Portfolios L.P. (the Funds' principal underwriter, selling agent and distributor) has changed to 120 East Liberty Drive, Wheaton, Illinois 60187 and (800) 621-1675, respectively.

      PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
                       FOR FUTURE REFERENCE